Capital Requirements, Liquidity and Going Concern Considerations (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital	$ 2,600,000				$ 2,600,000		$ 500,000	$ (4,100,000)
Net loss	1,403,307	$ 3,698,653	$ 1,844,099	$ 3,162,125	5,101,960	$ 5,006,224	18,312,806	10,542,247
Net cash provided by used in operating activities					1,670,284	$ 5,862,808	10,294,468	7,590,962
Working capital	$ (2,600,000)				$ (2,600,000)		$ (500,000)	$ 4,100,000